Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)	Value of Initial $100 Investment based on Total Shareholder Return (3)	Net Income ($)
2025	$347,320	$347,320	$337,625	$313,625	$153	$(3,066,017)
2024	$335,500	$335,500	$266,969	$266,969	$96	$(2,910,448)

Named Executive Officers, Footnote [Text Block]

(1)	Michael K. Korenko served as the Company’s PEO during the fiscal years presented. The following amounts were added and deducted from the Summary Compensation Table (“SCT”) amount to determine the compensation actually paid to the PEO in accordance with SEC regulations

PEO Total Compensation Amount	[1]	$ 347,320	$ 335,500
PEO Actually Paid Compensation Amount	[1]	$ 347,320	335,500
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to Determine Compensation “Actually Paid”	2025	2024
Deduction for Amount Reported under the “Stock Awards” column in the SCT	$-	$-
Deduction for Amount Reported under the “Option Awards” column in the SCT	-	-
Increase for the Fair Value of Awards Granted during year that remain unvested as of year-end	-	-
Increase for the Fair Value of Awards Granted during year that remain vested as of year-end	-	-
Increase/deduction for Change in Fair Value from prior year-end to current year-end of Awards Granted prior to year-end that were outstanding and unvested as of year-end	-	-
Increase/deduction for Change in Fair Value from prior year-end to Vesting Date of Awards Granted prior to year-end that vested during year	-	-
Total Adjustments	$-	$-

(2)	For the year ended December 31, 2025 and 2024, Brad Weeks and Dave Swanberg were our other NEOs. The following amounts were added and deducted from the Average Summary Compensation Total amount to determine the average compensation actually paid to our other NEOs in accordance with SEC regulations:

Adjustments to Determine Compensation “Actually Paid”	2025	2024
Deduction for Amount Reported under the “Stock Awards” column in the SCT	$24,000	$-
Deduction for Amount Reported under the “Option Awards” column in the SCT	-	-
Increase for the Fair Value of Awards Granted during year that remain unvested as of year-end	-	-
Increase for the Fair Value of Awards Granted during year that remain vested as of year-end	-	-
Increase/deduction for Change in Fair Value from prior year-end to current year-end of Awards Granted prior to year-end that were outstanding and unvested as of year-end	(4,568)	-
Increase/deduction for Change in Fair Value from prior year-end to Vesting Date of Awards Granted prior to year-end that vested during year	-	-
Total Adjustments	$19,432	$-

Non-PEO NEO Average Total Compensation Amount	[2]	$ 337,625	266,969
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 313,625	266,969
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

We do utilize several performance measures to align executive compensation with our performance, but those tend not to be financial performance measures, such as TSR. For example, as described in more detail above in the section “Executive Compensation,” part of the compensation our named executive officers are eligible to receive consists of equity compensation which is designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals. Additionally, we view stock options, which are a part of our executive compensation program, as related to company performance although not directly tied to TSR, because they provide value only if the market price of our Common Stock increases, and if the executive officer continues in our employment over the vesting period. These stock option awards align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income (Loss)

We had net income (loss) of $(3,066,017) and $(2,910,448)) in 2025 and 2024, respectively. However, our company has not historically looked to net income (loss) as a performance measure for our executive compensation program. From 2024 to 2025, our net loss increased, and the compensation actually paid for both our PEO and non-PEO named executive officers increased between 2024 and 2025.

Total Shareholder Return Amount	[3]	$ 153	96
Net income (loss)		$ 3,066,017	$ 2,910,448
PEO Name		Michael K. Korenko	Michael K. Korenko
PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Deduction for Amount Reported Under The Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Deduction for Amount Reported Under The Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Increase for the Fair Value of Awards Granted During Year That Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Increase for the Fair Value of Awards Granted During Year That Remain Vested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Increase Deduction for Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year End That Were Outstanding and Unvested as of Year End[Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Increase Deduction for Change in Fair Value from PY to Vesting Date of Awards Granted Prior to Year End That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		19,432
Non-PEO NEO [Member] | Deduction for Amount Reported Under The Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		24,000
Non-PEO NEO [Member] | Deduction for Amount Reported Under The Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Increase for the Fair Value of Awards Granted During Year That Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Increase for the Fair Value of Awards Granted During Year That Remain Vested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Increase Deduction for Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year End That Were Outstanding and Unvested as of Year End[Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(4,568)
Non-PEO NEO [Member] | Increase Deduction for Change in Fair Value from PY to Vesting Date of Awards Granted Prior to Year End That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments

[1]	Michael K. Korenko served as the Company’s PEO during the fiscal years presented. The following amounts were added and deducted from the Summary Compensation Table (“SCT”) amount to determine the compensation actually paid to the PEO in accordance with SEC regulations
[2]	For the year ended December 31, 2025 and 2024, Brad Weeks and Dave Swanberg were our other NEOs. The following amounts were added and deducted from the Average Summary Compensation Total amount to determine the average compensation actually paid to our other NEOs in accordance with SEC regulations:
[3]	Represents the cumulative shareholder return of a fixed investment of $100 made at the closing price of the Company’s Common Stock at December 31, 2023 for the measurement period beginning on such date and continuing through and including the end of the applicable fiscal year reflected in the table.